Long-Term Debt - Additional Information (Detail) € in Millions, $ in Millions, $ in Millions									12 Months Ended
	Jan. 22, 2024 USD ($)	Oct. 04, 2023 CAD ($)	Dec. 13, 2022 CAD ($)	Dec. 13, 2022 USD ($)	Jun. 10, 2022 CAD ($)	Jun. 10, 2022 USD ($)	May 05, 2022 CAD ($)	May 05, 2022 EUR (€)	Jan. 31, 2024 CAD ($)	Jan. 31, 2024 USD ($)	Jan. 31, 2024 EUR (€)	Jan. 31, 2023 CAD ($)	Jan. 31, 2023 EUR (€)	Jan. 31, 2024 EUR (€)	Jan. 31, 2023 EUR (€)
Disclosure of detailed information about borrowings [line items]
Transaction costs									$ 22.7			$ 1.1
Research and development expense									441.5			367.7
Term loan facility maximum borrowing capacity				$ 100.0
Repayments of borrowings, classified as financing activities									$ 58.2			251.9
Term facility [member]
Disclosure of detailed information about borrowings [line items]
Maturity date					June 2024	June 2024
Transaction costs			$ 20.9		$ 1.1
Increased amount of borrowings						$ 100.0
Percentage of minimum repayment of borrowings									0.25%	0.25%	0.25%
Repayment of borrowings									$ 25.5	$ 18.9
Unamortized Transaction Costs			0.9
Repayments of borrowings, classified as financing activities			$ 135.0						25.5			157.0
Term loans [member]
Disclosure of detailed information about borrowings [line items]
Outstanding nominal amount | €														€ 109.1	€ 128.6
Repayments of borrowings, classified as financing activities									32.7			94.9
Term loans [member] | Austrian government programs [member]
Disclosure of detailed information about borrowings [line items]
Outstanding nominal amount									$ 3.3			$ 116.5		€ 2.3	€ 86.8
Loan interest maturity description									interest rate varying between 1.00% and 4.53% with maturity dates varying from March 2027 to December 2027	interest rate varying between 1.00% and 4.53% with maturity dates varying from March 2027 to December 2027	interest rate varying between 1.00% and 4.53% with maturity dates varying from March 2027 to December 2027	interest rate varying between 2.90% and 3.41% with maturity dates varying from June 2025 to June 2029.	interest rate varying between 2.90% and 3.41% with maturity dates varying from June 2025 to June 2029.
Research and development expense												$ 6.2	€ 4.6
Deferred grant revenue recognized between fair value of the term loans at inception and the cash received									$ 0.2		€ 0.1
Term loans [member] | Austrian government COVID-19 program [Member]
Disclosure of detailed information about borrowings [line items]
Repayment of borrowings							$ 74.2	€ 55.0
Term facility B-1 [member]
Disclosure of detailed information about borrowings [line items]
Unamortized Transaction Costs	$ 2.7								$ 0.0			3.1
Term loan facility maximum borrowing capacity	$ 465.7
Term facility B-1 [member] | Secured Overnight Financing Rate [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis									2.00%					2.00%
SOFR floor rate									0.00%	0.00%	0.00%
Term facility B-1 [member] | U.S. base rate plus interest [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis									1.00%					1.00%
Term facility B-1 [member] | U.S. prime rate plus interest [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis									1.00%					1.00%
Term facility B-2 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date			December 2029	December 2029
Reduction in cost of borrowing percentage		0.75%
Transaction costs		$ 0.9
Increased amount of borrowings				$ 500.0
Unamortized Transaction Costs		$ 19.1							$ 0.0			$ 20.1
Term facility B-2 [member] | Secured Overnight Financing Rate [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis									2.75%					2.75%
SOFR floor rate									0.50%	0.50%	0.50%
Term facility B-3 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date	January 22, 2031
Transaction costs	$ 10.0
Increased amount of borrowings	$ 1,000.0
Unamortized Transaction Costs									$ 10.0
Term facility B-3 [Member] | Secured Overnight Financing Rate [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.75%								2.75%					2.75%
SOFR floor rate									0.00%	0.00%	0.00%